SHAREHOLDERS' EQUITY (Narrative) (Details)														1 Months Ended										3 Months Ended	12 Months Ended
	Nov. 23, 2022	Aug. 11, 2022	May 13, 2020 $ / shares shares	May 11, 2020 shares	May 04, 2020 $ / shares shares	Feb. 06, 2019 USD ($) USD_Per_unit Unit $ / shares shares	May 08, 2018 USD ($) $ / shares shares	Jun. 02, 2017 USD ($) $ / shares shares	Aug. 11, 2016 USD ($) $ / shares shares	Apr. 06, 2015 shares	Mar. 06, 2015 shares	Oct. 14, 2014 shares	May 11, 2010 shares	Mar. 01, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 18, 2021 $ / shares	Jul. 27, 2020 $ / shares shares	Jul. 23, 2020 USD ($) $ / shares shares	Apr. 22, 2020 $ / shares shares	Nov. 22, 2017 USD ($) $ / shares shares	Jan. 23, 2017 USD ($) shares	Feb. 24, 2015 USD ($) $ / shares shares	Aug. 20, 2014 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 23, 2021 $ / shares	Dec. 19, 2019 USD ($) $ / shares shares	Apr. 25, 2018 shares	Aug. 20, 2014 ₪ / shares	Aug. 20, 2014 USD ($)
Class of Stock [Line Items]
Reverse share split ratio	1-for-20	1 for 10 to 1 for 20
Stock Issued During Period, Value, Stock Options Exercised | $																										$ 4,000
Shares issued																									5,844,463	4,840,089
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																									0	350
Issuance of ordinary shares in the Private Placement, net of issuance expenses | $																									$ 0	$ 0	$ 4,731,000
Warrant outstanding																									84,626	84,626
Proceeds warrant from the exercise warrants | $																									$ 0	$ 19,219,000	$ 0
Aggregate consideration | $																									$ 83,664,000	$ 68,787,000
Placement agent [Member]
Class of Stock [Line Items]
Exercise of warrants																								67,084
Placement agent [Member]
Class of Stock [Line Items]
Warrants Issued																		56,190
IPO [Member]
Class of Stock [Line Items]
Shares issued							23,921
Common stock, Units issued | Unit						94,075
Purchase price per unit | USD_Per_unit						51.6
Number of ordinary shares available for purchase through pre-funded warrants							22,546
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																									1,282
Issuance of ordinary shares in the IPO, shares																						8,334
Share price | $ / shares							$ 110															$ 1,440
Value or warrants | $																							$ 125,000
Number of units							136,924
Proceeds from issuance of public offering | $							$ 20,200,000
Issuance of ordinary shares, gross proceeds | $																						$ 10,800,000
Fair value of warrants issued | $																						196,000
Payments of Stock Issuance Costs | $																						$ 2,900,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Issuance of ordinary shares in the IPO, shares										625
Number of units																						1,250
Private Placement [Member]
Class of Stock [Line Items]
Shares issued																															136,009
Price per share | $ / shares																															$ 35
Minimum bid price value | $ / shares																														$ 1
Warrants Issued																		963,254
Issuance of ordinary shares in the Private Placement, net of issuance expenses | $																							10,900,000
Payments of Stock Issuance Costs | $																							$ 1,200,000
Proceeds from issuance of shares | $																															$ 4,760,000
Series C [Member]
Class of Stock [Line Items]
Shares issued							23,921
Pre funded Units [Member]
Class of Stock [Line Items]
Proceeds from exercise of prefunded warrants | $							$ 4,500,000
April-May 2020 Registered Direct Offering [Member]
Class of Stock [Line Items]
Shares issued			250,000		375,001														333,334
Exercise of warrants																	750,001
Price per share | $ / shares			$ 12		$ 12														$ 12
Warrants Issued			250,000		375,001														333,334
Exercise price range upper limit | $ / shares																								$ 16
Exercise price of warrants | $ / shares																$ 15
Expiration period			5 years		5 years														5 years
Warrant that were exercised																								208,334
Payments of Stock Issuance Costs | $																									$ 1,361,000
Warrants issued to purchase ordinary shares			17,500		26,250														23,334
April-May 2020 Registered Direct Offering [Member] | Maximum [Member]
Class of Stock [Line Items]
Proceeds from issuance of registered direct offering | $																									11,500,000
April-May 2020 Registered Direct Offering [Member] | Minimum [Member]
Class of Stock [Line Items]
Issuance of ordinary shares, gross proceeds | $																									$ 10,139,000
April-May 2020 Offerings [Member]
Class of Stock [Line Items]
Exercise of warrants																								1,210,235
Exercise price of warrants | $ / shares																		$ 16
Exercise price range upper limit | $ / shares																								$ 15
Proceeds warrant from the exercise warrants | $																								$ 19,240,000
Pre funded Units [Member]
Class of Stock [Line Items]
Number of ordinary shares available for purchase through pre-funded warrants						1,024,876	22,546
Pre-funded warrants purchase price | $ / shares						$ 51.4	$ 109.8
Exercise price of warrants | $ / shares						$ 0.2	0.2
Anti-Dilutive Warrants [Member]
Class of Stock [Line Items]
Warrants Issued													1,609
Anti-Dilutive Warrants [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Exercise of warrants																												37	387
Warrants expired				326
Underwriter Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants Issued											417														417
Long Term Incentive Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares																						$ 1,656
Warrant outstanding																										18,903
Long Term Incentive Warrants [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Warrants Issued																						1,875
Series A Warrants [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Partial exercise of warrants										313
Series A Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares																						$ 1,800			$ 1,800
Expiry date																						Feb. 24, 2020
Credit Line Agreement Warrants [Member]
Class of Stock [Line Items]
Warrants Issued																							11,078
Exercise price of warrants | ₪ / shares																																	₪ 48
Principal | $																																		$ 12,000,000
Expiration period																							10 years
Warrant outstanding																										370
Percentage of shares fully diluted																							2.00%
Amount of portion of ordinary shares of such lender | $																							$ 1,000,000
Pre-funded Warrants [Member]
Class of Stock [Line Items]
Exercise of warrants						51,244
Number of shares called by warrants																					1,209
Proceeds from issuance of registered direct offering | $						$ 7,500,000
Proceeds warrant from the registered direct offering | $																					$ 14,500
Payments of Stock Issuance Costs | $						987,000
Pre-funded Warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares									$ 456
Price per unit | $ / shares									444
Exercise price of warrants | $ / shares									$ 12
Proceeds from issuance of shares, prefunded shares and warrants | $									$ 5,900,000
Issuance of ordinary Shares in RD Offering, shares									2,682
Expiry date									Aug. 11, 2023
Shares issuable under pre-funded warrants purchase									10,477
Shares issued under pre-funded warrants purchase									2,396
Legal Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants Issued																									63
Exercise price of warrants | $ / shares																									$ 1,214.4
One-year warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price | $ / shares								$ 480
Number of shares called by warrants								5,623																								679
Exercise price of warrants | $ / shares								$ 510
Proceeds from Issuance of shares and Warrants | $								$ 2,690,000
Warrants exercised on a cashless basis																																2,841
Issuance of ordinary Shares in RD Offering, shares								5,623
Five-year warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Exercise of warrants																	4,262
Share price | $ / shares																				$ 264
Number of shares called by warrants																				7,103
Exercise price of warrants | $ / shares																				$ 300
Proceeds from Issuance of shares and Warrants | $																				$ 2,500,000
Issuance of ordinary Shares in RD Offering, shares																				9,470
Series C Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares							$ 110
Pre-funded Warrants one [Member]
Class of Stock [Line Items]
Proceeds from issuance of registered direct offering | $						$ 6,500,000
Series D Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares						$ 51.6
Warrants issued to purchase ordinary shares						0.5
Warrant [Member]
Class of Stock [Line Items]
Warrant outstanding																									24,210
Warrant that were exercised																	48,450
Warrant [Member] | Investor [Member]
Class of Stock [Line Items]
Exercise of warrants																								878,628
Warrant [Member] | Placement agent [Member]
Class of Stock [Line Items]
Exercise of warrants																								56,190
Warrant [Member] | RD Offering [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants Issued														1,000,000	1,296,297
Exercise price of warrants | $ / shares														$ 13	$ 30
Issuance expenses | $														$ 1,150,000	$ 3,199,000
Warrants issued not exercised														750,000	1,296,297
Warrant [Member] | RD Offering [Member] | Maximum [Member] | Investor [Member]
Class of Stock [Line Items]
Proceeds from issuance of registered direct offering | $														$ 10,000,000	$ 35,000,000
Warrant [Member] | RD Offering [Member] | Minimum [Member] | Investor [Member]
Class of Stock [Line Items]
Proceeds from issuance of registered direct offering | $														$ 8,850,000	$ 31,801,000
Warrants Exercise Transaction [Member]
Class of Stock [Line Items]
Number of shares called by warrants																		802,712
Warrants Exercise Transaction [Member] | Maximum [Member]
Class of Stock [Line Items]
Proceeds from exercise of warrants | $																		$ 9,632,000
Exercise price of warrants | $ / shares																		$ 300
Warrants Exercise Transaction [Member] | Minimum [Member]
Class of Stock [Line Items]
Proceeds from exercise of warrants | $																		$ 8,712,000
Exercise price of warrants | $ / shares																	$ 16
Payments of Stock Issuance Costs | $																		$ 920,000
Warrants Exercise Transaction [Member] | Private Placement [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares																		$ 15
Warrants Exercise Transaction [Member] | Private Placement [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares																		16
Warrants Exercise Transaction [Member] | Private Placement [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares																		$ 12
Series C Warrants to purchase ordinary shares [Member]
Class of Stock [Line Items]
Warrant outstanding																									183,390
Placement agent [Member]
Class of Stock [Line Items]
Warrants Issued						10,173																			10,173
Exercise price of warrants | $ / shares						$ 64.5
Warrants outstanding																										474
Placement agent [Member] | Private Placement [Member]
Class of Stock [Line Items]
Warrants outstanding																										282
Placement agent [Member] | Ordinary Shares [Member] | Warrant Amendment Agreement [Member]
Class of Stock [Line Items]
Number of shares called by warrants															926,297
Pontifax Warrants [Member]
Class of Stock [Line Items]
Warrants Issued												924														462
Exercise price of warrants | $ / shares																										$ 1,214.4
Placement agent warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares														$ 12.5	$ 33.75
Placement agent warrants [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants Issued																									64,815	64,815
Exercise price of warrants | $ / shares														$ 13
Warrant outstanding														926,297											1,296,297	1,296,297
Warrants issued not exercised														50,000	64,815
Placement agent warrants [Member] | Ordinary Shares [Member] | Investor [Member]
Class of Stock [Line Items]
Number of shares called by warrants														37,500	64,815
Percentage of ordinary shares issued upon cash exercise of warrants to placement agent														5.00%	5.00%